Other Financial Assets And Liabilities - Effect of Derivatives on Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Amount of Gains (Losses) Recognized in Income on Derivative	$ (17,169)	$ 6,342	$ (14,240)